Stock-Based Compensation - Stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of common stock	5.95%
Maximum [Member]
Fair value of common stock		8.56%	4.15%	3.84%
Expected term (years)	6 years 1 month 6 days	6 years 3 months 10 days	6 years 1 month 9 days	6 years 1 month 9 days
Volatility	75.19%	75.19%	74.34%	59.39%
Risk-free rate	0.69%	1.21%	1.66%	1.98%
Minimum [Member]
Fair value of common stock		5.95%	3.48%	3.41%
Expected term (years)	5 years	5 years	5 years	5 years
Volatility	73.66%	62.33%	61.12%	58.49%
Risk-free rate	0.50%	0.50%	0.21%	1.72%